Intangible assets, net (Details 2) - ZHEJIANG TIANLAN ¥ in Thousands	Dec. 31, 2024 CNY (¥)
2025	¥ 235
2026	235
2027	235
2028	235
2029	235
Thereafter	353
Total	¥ 1,528